Financial assets and liabilities - Other financial liabilities (Details) $ in Thousands	Dec. 31, 2020 MXN ($)
Other financial liabilities
Total financial liabilities	$ 9,657
Current	9,657
Zero cost collar options
Other financial liabilities
Total financial liabilities	$ 9,657